Acquisitions - Summary of Intangible Assets Acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 0	$ 7,868
Viajanet
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	7,868
Viajanet | Trademarks and domains
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 4,601
Estimated useful life (in years)	20 years
Viajanet | Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 2,165
Estimated useful life (in years)	3 years
Viajanet | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 800
Estimated useful life (in years)	1 year
Viajanet | Domains
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 302
Estimated useful life (in years)	20 years